Capital and Reserves - Schedule of Restricted Share Units Outstanding (Details) (Parenthetical) - CAD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 15, 2017	Jul. 27, 2017	Jul. 11, 2017	Dec. 31, 2017	Dec. 31, 2016
CapitalCommitmentsLineItems [Line Items]
Equity obligation payment			$ 1,098	$ 1,098
Restricted shares price per share			$ 1.72
Share based compensation				232	$ 209
Share based compensation increase in RSU liability				419
Fair value of restricted stock granted	$ 240
Number of restricted stock withheld shares	13,782
Share based compensation reserve				$ 115
First Tranche [Member]
CapitalCommitmentsLineItems [Line Items]
Number of restricted stock vested	35,876
Group’s Board Chair, Chief Executive Officer ("CEO") and Chief Financial Officer ("CFO") [Member]
CapitalCommitmentsLineItems [Line Items]
Number of restricted stock granted		434,742	639,031
Share based compensation		$ 190
Short term incentive bonus		$ 951
Restricted stock units vesting term description		RSUs have a one year term and vest on July 28, 2018
PLP CEO [Member]
CapitalCommitmentsLineItems [Line Items]
Number of restricted stock granted	107,629
Restricted stock units vesting term description	1/3 vested on grant date; 1/3 vest 1 year from grant date; and 1/3 vest 2 years from grant date.
Payment of tax obligations	$ 30
Number of restricted stock issued as common shares	22,094